Note 3. Furniture, Equipment, and Improvements	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Furniture, Equipment, and Improvements

	December 31,
	2012	2011
Computers & equipment	$97,482	$83,708
Furniture	27,479	25,978
Leasehold improvements	25,358	21,783
Total fixed assets, gross	150,319	131,469
Less: Accumulated depreciation	(94,708)	(64,858)
Total fixed assets, net	$55,611	$66,611

Depreciation expense for the years ended December 31, 2012 and 2011 totaled $29,850 and $30,704, respectively.